Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000174346 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174346 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174346 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174346 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174346 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174346 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174346 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174346 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174346 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174346 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174346 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
C000174346 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000174346 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000174346 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000174346 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000174346 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000174346 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[1]
C000174346 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[1]
C000174346 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[1]
C000174346 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[1]
C000174346 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[1]
C000174346 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.20%	[2]
C000174346 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[2]
C000174346 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[2]
C000174346 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174345 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174345 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174345 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174345 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174345 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174345 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174345 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174345 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174345 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174345 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174345 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[3]
C000174345 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000174345 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000174345 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000174345 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000174345 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[3]
C000174345 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[3]
C000174345 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[3]
C000174345 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[3]
C000174345 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[3]
C000174345 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[3]
C000174345 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.20%	[4]
C000174345 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[4]
C000174345 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[4]
C000174345 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010077 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010077 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010077 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010077 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000010077 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010077 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010077 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010077 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010077 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010077 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010077 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[5]
C000010077 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000010077 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000010077 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000010077 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000010077 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[5]
C000010077 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[5]
C000010077 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[5]
C000010077 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[5]
C000010077 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[5]
C000010077 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[5]
C000010077 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.20%	[6]
C000010077 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[6]
C000010077 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[6]
C000010077 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176586 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000176586 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000176586 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176586 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176586 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000176586 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000176586 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176586 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176586 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000176586 | 359246857
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[7]
C000176586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000176586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000176586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000176586 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000176586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[7]
C000176586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[7]
C000176586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[7]
C000176586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[7]
C000176586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[7]
C000176586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%	[7]
C000176586 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[8]
C000176586 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	68.40%	[8]
C000176586 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[8]
C000176586 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000169633 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000169633 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000169633 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169633 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169633 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169633 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169633 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169633 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169633 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169633 | 359246857
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169633 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[9]
C000169633 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000169633 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000169633 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000169633 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000169633 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[9]
C000169633 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[9]
C000169633 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[9]
C000169633 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[9]
C000169633 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[9]
C000169633 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%	[9]
C000169633 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[10]
C000169633 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	68.40%	[10]
C000169633 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[10]
C000169633 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010070 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000010070 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000010070 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010070 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010070 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000010070 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000010070 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000010070 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000010070 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000010070 | 359246857
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010070 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[11]
C000010070 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[11]
C000010070 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[11]
C000010070 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000010070 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000010070 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[11]
C000010070 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[11]
C000010070 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[11]
C000010070 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[11]
C000010070 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[11]
C000010070 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%	[11]
C000010070 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[12]
C000010070 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	68.40%	[12]
C000010070 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[12]
C000010070 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174342 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174342 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174342 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174342 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174342 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174342 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174342 | 369550108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174342 | 064058100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174342 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174342 | 031162100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174342 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000174342 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000174342 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000174342 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000174342 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000174342 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[13]
C000174342 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[13]
C000174342 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[13]
C000174342 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[13]
C000174342 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[13]
C000174342 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[13]
C000174342 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.60%	[14]
C000174342 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[14]
C000174342 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[14]
C000174342 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174341 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174341 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174341 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174341 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174341 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174341 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174341 | 369550108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174341 | 064058100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174341 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174341 | 031162100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174341 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000174341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[15]
C000174341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[15]
C000174341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
C000174341 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[15]
C000174341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[15]
C000174341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[15]
C000174341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[15]
C000174341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[15]
C000174341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[15]
C000174341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[15]
C000174341 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.60%	[16]
C000174341 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[16]
C000174341 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[16]
C000174341 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010072 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010072 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010072 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010072 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010072 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010072 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010072 | 369550108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010072 | 064058100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010072 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010072 | 031162100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010072 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000010072 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000010072 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000010072 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[17]
C000010072 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[17]
C000010072 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[17]
C000010072 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[17]
C000010072 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[17]
C000010072 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[17]
C000010072 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[17]
C000010072 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[17]
C000010072 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.60%	[18]
C000010072 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[18]
C000010072 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[18]
C000010072 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174348 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174348 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174348 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174348 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174348 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174348 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174348 | 46434G822
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174348 | 46435G334
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174348 | 46434G772
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174348 | 464286772
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174348 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000174348 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[19]
C000174348 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[19]
C000174348 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000174348 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[19]
C000174348 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[19]
C000174348 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[19]
C000174348 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[19]
C000174348 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[19]
C000174348 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[19]
C000174348 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%	[19]
C000174348 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[20]
C000174348 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[20]
C000174348 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	27.90%	[20]
C000174348 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174347 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174347 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174347 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174347 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174347 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174347 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174347 | 46434G822
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174347 | 46435G334
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174347 | 46434G772
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174347 | 464286772
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174347 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[21]
C000174347 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
C000174347 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[21]
C000174347 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[21]
C000174347 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[21]
C000174347 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[21]
C000174347 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[21]
C000174347 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[21]
C000174347 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[21]
C000174347 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[21]
C000174347 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%	[21]
C000174347 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[22]
C000174347 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[22]
C000174347 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	27.90%	[22]
C000174347 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010078 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010078 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010078 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010078 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010078 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010078 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010078 | 46434G822
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010078 | 46435G334
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010078 | 46434G772
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010078 | 464286772
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010078 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[23]
C000010078 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[23]
C000010078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[23]
C000010078 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[23]
C000010078 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[23]
C000010078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[23]
C000010078 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[23]
C000010078 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[23]
C000010078 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[23]
C000010078 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[23]
C000010078 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%	[23]
C000010078 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[24]
C000010078 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[24]
C000010078 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	27.90%	[24]
C000010078 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253095 | 371494AP0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253095 | 313397TQ4
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253095 | 3130B8B76
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253095 | 880590SB1
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253095 | 91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253095 | 912797SF5
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253095 | 912797SQ1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253095 | 313385SB3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253095 | 313385TN6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253095 | 3130B87K2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253095 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[25]
C000253095 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[25]
C000253095 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[25]
C000253095 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[25]
C000253095 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.50%	[25]
C000253096 | 371494AP0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253096 | 313397TQ4
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253096 | 3130B8B76
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253096 | 880590SB1
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253096 | 91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253096 | 912797SF5
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253096 | 912797SQ1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253096 | 313385SB3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253096 | 313385TN6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253096 | 3130B87K2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253096 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[26]
C000253096 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[26]
C000253096 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[26]
C000253096 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[26]
C000253096 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.50%	[26]
C000253097 | 371494AP0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253097 | 313397TQ4
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253097 | 3130B8B76
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253097 | 880590SB1
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253097 | 91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253097 | 912797SF5
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253097 | 912797SQ1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253097 | 313385SB3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253097 | 313385TN6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253097 | 3130B87K2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253097 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[27]
C000253097 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[27]
C000253097 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[27]
C000253097 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[27]
C000253097 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.50%	[27]
C000173654 | 371494AP0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000173654 | 313397TQ4
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000173654 | 3130B8B76
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173654 | 880590SB1
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173654 | 91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173654 | 912797SF5
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173654 | 912797SQ1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173654 | 313385SB3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173654 | 313385TN6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173654 | 3130B87K2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173654 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[28]
C000173654 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[28]
C000173654 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[28]
C000173654 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[28]
C000173654 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.50%	[28]
C000174353 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174353 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174353 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174353 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174353 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174353 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174353 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174353 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174353 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174353 | 359246857
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174353 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[29]
C000174353 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[29]
C000174353 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[29]
C000174353 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[29]
C000174353 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[29]
C000174353 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[29]
C000174353 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[29]
C000174353 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[29]
C000174353 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[29]
C000174353 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[29]
C000174353 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[29]
C000174353 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	42.20%	[30]
C000174353 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[30]
C000174353 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[30]
C000174353 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174354 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174354 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174354 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174354 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174354 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174354 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174354 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174354 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174354 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174354 | 359246857
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174354 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[31]
C000174354 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[31]
C000174354 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[31]
C000174354 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[31]
C000174354 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[31]
C000174354 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[31]
C000174354 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[31]
C000174354 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[31]
C000174354 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[31]
C000174354 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[31]
C000174354 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[31]
C000174354 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	42.20%	[32]
C000174354 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[32]
C000174354 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[32]
C000174354 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000157689 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000157689 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000157689 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157689 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157689 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000157689 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157689 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157689 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157689 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157689 | 359246857
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157689 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[33]
C000157689 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[33]
C000157689 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[33]
C000157689 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[33]
C000157689 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[33]
C000157689 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[33]
C000157689 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[33]
C000157689 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[33]
C000157689 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[33]
C000157689 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[33]
C000157689 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[33]
C000157689 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	42.20%	[34]
C000157689 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[34]
C000157689 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[34]
C000157689 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174337 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174337 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174337 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174337 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174337 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174337 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174337 | 369550108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174337 | 064058100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174337 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174337 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174337 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[35]
C000174337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[35]
C000174337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[35]
C000174337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[35]
C000174337 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[35]
C000174337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[35]
C000174337 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[35]
C000174337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[35]
C000174337 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[35]
C000174337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[35]
C000174337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[35]
C000174337 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.50%	[36]
C000174337 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.90%	[36]
C000174337 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174338 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174338 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174338 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174338 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174338 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174338 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174338 | 369550108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174338 | 064058100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174338 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174338 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174338 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[37]
C000174338 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[37]
C000174338 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[37]
C000174338 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[37]
C000174338 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[37]
C000174338 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[37]
C000174338 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[37]
C000174338 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[37]
C000174338 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[37]
C000174338 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[37]
C000174338 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[37]
C000174338 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.50%	[38]
C000174338 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.90%	[38]
C000174338 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010069 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010069 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000010069 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010069 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010069 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010069 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010069 | 369550108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010069 | 064058100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010069 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010069 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010069 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[39]
C000010069 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[39]
C000010069 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[39]
C000010069 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[39]
C000010069 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[39]
C000010069 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[39]
C000010069 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[39]
C000010069 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[39]
C000010069 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[39]
C000010069 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[39]
C000010069 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[39]
C000010069 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.50%	[40]
C000010069 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.90%	[40]
C000010069 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174339 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174339 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174339 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174339 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174339 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174339 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174339 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174339 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174339 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174339 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174339 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[41]
C000174339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[41]
C000174339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[41]
C000174339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[41]
C000174339 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[41]
C000174339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[41]
C000174339 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[41]
C000174339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[41]
C000174339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[41]
C000174339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[41]
C000174339 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[41]
C000174339 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.00%	[42]
C000174339 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[42]
C000174339 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[42]
C000174339 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174340 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174340 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174340 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174340 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174340 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174340 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174340 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174340 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174340 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174340 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174340 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[43]
C000174340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[43]
C000174340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[43]
C000174340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[43]
C000174340 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[43]
C000174340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[43]
C000174340 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[43]
C000174340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[43]
C000174340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[43]
C000174340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[43]
C000174340 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[43]
C000174340 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.00%	[44]
C000174340 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[44]
C000174340 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[44]
C000174340 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010071 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010071 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010071 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010071 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010071 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010071 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010071 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010071 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000010071 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010071 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010071 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[45]
C000010071 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[45]
C000010071 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[45]
C000010071 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[45]
C000010071 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[45]
C000010071 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[45]
C000010071 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[45]
C000010071 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[45]
C000010071 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[45]
C000010071 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[45]
C000010071 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[45]
C000010071 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.00%	[46]
C000010071 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[46]
C000010071 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[46]
C000010071 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174352 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174352 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174352 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174352 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174352 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174352 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174352 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174352 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174352 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174352 | 22160K105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174352 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[47]
C000174352 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[47]
C000174352 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[47]
C000174352 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[47]
C000174352 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[47]
C000174352 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[47]
C000174352 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[47]
C000174352 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[47]
C000174352 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[47]
C000174352 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[47]
C000174352 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[47]
C000174352 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[48]
C000174352 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174352 | Common Stocks - Long
Holdings [Line Items]
Percent of Net Asset Value	96.30%	[48]
C000174351 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174351 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174351 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174351 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174351 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174351 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174351 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174351 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174351 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174351 | 22160K105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174351 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[49]
C000174351 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[49]
C000174351 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[49]
C000174351 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[49]
C000174351 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[49]
C000174351 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[49]
C000174351 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[49]
C000174351 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[49]
C000174351 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[49]
C000174351 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[49]
C000174351 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[49]
C000174351 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[50]
C000174351 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174351 | Common Stocks - Long
Holdings [Line Items]
Percent of Net Asset Value	96.30%	[50]
C000112985 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112985 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112985 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112985 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112985 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112985 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112985 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112985 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112985 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112985 | 22160K105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[51]
C000112985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[51]
C000112985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[51]
C000112985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[51]
C000112985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[51]
C000112985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[51]
C000112985 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[51]
C000112985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[51]
C000112985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[51]
C000112985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[51]
C000112985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[51]
C000112985 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[52]
C000112985 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112985 | Common Stocks - Long
Holdings [Line Items]
Percent of Net Asset Value	96.30%	[52]
C000174350 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000174350 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174350 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174350 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000174350 | 722005170
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000174350 | 25264S536
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174350 | 464287457
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000174350 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000174350 | 40168W525
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174350 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[53]
C000174350 | International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[53]
C000174350 | U.S. Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.80%	[53]
C000174350 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	95.40%	[54]
C000174350 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[54]
C000174350 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174349 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000174349 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174349 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174349 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000174349 | 722005170
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000174349 | 25264S536
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174349 | 464287457
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000174349 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000174349 | 40168W525
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174349 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[55]
C000174349 | International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[55]
C000174349 | U.S. Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.80%	[55]
C000174349 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	95.40%	[56]
C000174349 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[56]
C000174349 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099971 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000099971 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000099971 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000099971 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000099971 | 722005170
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000099971 | 25264S536
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000099971 | 464287457
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000099971 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000099971 | 40168W525
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099971 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[57]
C000099971 | International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[57]
C000099971 | U.S. Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.80%	[57]
C000099971 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	95.40%	[58]
C000099971 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[58]
C000099971 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	As a percentage of total common stocks. Concentrations are subject to change.
[2]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[3]	As a percentage of total common stocks. Concentrations are subject to change.
[4]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[5]	As a percentage of total common stocks. Concentrations are subject to change.
[6]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[7]	As a percentage of total common stocks. Concentrations are subject to change.
[8]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[9]	As a percentage of total common stocks. Concentrations are subject to change.
[10]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[11]	As a percentage of total common stocks. Concentrations are subject to change.
[12]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[13]	As a percentage of total common stocks. Concentrations are subject to change.
[14]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[15]	As a percentage of total common stocks. Concentrations are subject to change.
[16]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[17]	As a percentage of total common stocks. Concentrations are subject to change.
[18]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[19]	As a percentage of total common stocks. Concentrations are subject to change.
[20]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[21]	As a percentage of total common stocks. Concentrations are subject to change.
[22]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[23]	As a percentage of total common stocks. Concentrations are subject to change.
[24]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[25]	As a percentage of total net assets. Concentrations are subject to change.
[26]	As a percentage of total net assets. Concentrations are subject to change.
[27]	As a percentage of total net assets. Concentrations are subject to change.
[28]	As a percentage of total net assets. Concentrations are subject to change.
[29]	As a percentage of total common stocks. Concentrations are subject to change.
[30]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[31]	As a percentage of total common stocks. Concentrations are subject to change.
[32]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[33]	As a percentage of total common stocks. Concentrations are subject to change.
[34]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[35]	As a percentage of total common stocks. Concentrations are subject to change.
[36]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[37]	As a percentage of total common stocks. Concentrations are subject to change.
[38]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[39]	As a percentage of total common stocks. Concentrations are subject to change.
[40]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[41]	As a percentage of total common stocks. Concentrations are subject to change.
[42]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[43]	As a percentage of total common stocks. Concentrations are subject to change.
[44]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[45]	As a percentage of total common stocks. Concentrations are subject to change.
[46]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[47]	As a percentage of total common stocks. Concentrations are subject to change.
[48]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[49]	As a percentage of total common stocks. Concentrations are subject to change.
[50]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[51]	As a percentage of total common stocks. Concentrations are subject to change.
[52]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[53]	As a percentage of total net assets. Concentrations are subject to change.
[54]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[55]	As a percentage of total net assets. Concentrations are subject to change.
[56]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[57]	As a percentage of total net assets. Concentrations are subject to change.
[58]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.